Fair Value Measurements - Convertible Notes at Fair Value (Details) $ in Millions	7 Months Ended	12 Months Ended
	Jul. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023
Fair Value Measurements
Increase decrease in fair value of convertible notes	$ 19.4	$ 4.4
Principal amount outstanding under the convertible notes		111.0
Estimated fair value of convertible notes		$ 131.3
Convertible notes, measurement input, extensible enumeration			Discount rate
Minimum | Discount rate | Predecessor period, July 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.15
Minimum | Discount rate | Predecessor period, January 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.15
Maximum | Discount rate | Predecessor period, July 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.40
Maximum | Discount rate | Predecessor period, January 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.45